Share-based compensation - Summary of Stock Option Activity and Related Information (Detail) - Options [member]	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding, beginning of year	961,954	89,178
Number of Options, Granted	2,116,120	917,490
Number of Options, Exercised	(11,938)
Number of Options, Forfeited	(44,464)	(44,714)
Number of Options Outstanding, end of year	3,021,672	961,954
Number of Options Exercisable, end of year	748,438	44,464
Weighted Average Exercise Price Outstanding, beginning of year	$ 0.94	$ 10.41
Weighted Average Exercise Price, Granted	1.99	0.56
Weighted Average Exercise Price, Exercised	0.56
Weighted Average Exercise Price, Forfeited	8.74	12.06
Weighted Average Exercise Price, Outstanding, end of year	1.56	0.94
Weighted Average Exercise Price, Exercisable, end of year	$ 1.29	$ 8.74